Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 7 months 9 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Exercise price (in USD per share)	$ 3.61
Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		10 years	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		6 years 1 month 9 days	6 years 1 month 9 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)		$ 9.25	$ 4.95
Minimum | Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		45.90%	50.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		3.80%	3.70%
Fair value of Ordinary Share (in USD per share)		$ 9.25	$ 4.95
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)		$ 17.81	$ 7.99
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			6 months
Maximum | Share-based payment arrangement, option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		53.80%	51.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.40%	4.50%
Fair value of Ordinary Share (in USD per share)		$ 17.81	$ 7.99